Summary of significant accounting policies - Financial instruments (Details) - EWC Ventures and its Subsidiaries [Member] - USD ($)	Dec. 26, 2020	May 31, 2020	Jan. 02, 2020	Dec. 28, 2019	Apr. 29, 2019	Jan. 18, 2018
Term Loan	$ 240,552,000	$ 240,552,000	$ 15,000,000	$ 227,956,000	$ 40,000,000
Previous Revolving Credit Facility		$ 30,000,000				$ 129,350